DEBT (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2024	Jun. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 19, 2023	Dec. 31, 2023	Dec. 31, 2022
Additional debt discounts	$ 55,261				$ 249,000
Issuance debt conversion features value	$ 55,261				$ 445,616
Convertible promissory note issued						$ 204,488
Description of conversion price						conversion price equal to 65% of the lowest trading price for the common stock during the ten-day period prior to the conversion date
Unamortized debt discount			$ 47,294			$ 20,323
Promissory note related party						950,550
Debt discount						9,476
Amortized debt discount			20,595			3,653
Carrying value of unamortized debt discount			148,806			178,653
Accrued interest						$ 2,714
Term of convertible promissory note						1 year
Settlement of derivative liabilities						$ 59,831
Note Payable to related party			63,456			63,456	$ 63,456
Accrued interest payable			7,137			$ 6,346
Derivative liabilities			125,005
Accrued interest			28,937
Note Payable to Shareholder			1,020,550
Minimum [Member]
Interest rate						8.00%
Maximum [Member]
Interest rate						9.00%
Chief Executive Officer [Member]
Increase in note payable to shareholder			$ 70,000	$ 2,521
Note Payable to related party						$ 215,500	540,000
Related Party Transaction, Due Date			Mar. 15, 2025			Mar. 15, 2025
Asset Purchase Agreement [Member]
Interest rate		5.00%
Accrued interest						$ 6,346	$ 3,173
Note Payable to related party		$ 63,456
Monthly installments		1,902
Related Party Transaction, Amounts of Transaction		$ 1,902
Maturity term period		three-year